Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	€ 8	€ (33)	€ 16
Actuarial assumption of turnover rate [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(2)
Actuarial assumption of turnover rate [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	2
Actuarial assumption of expected rates of inflation [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	17
Actuarial assumption of expected rates of inflation [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(17)
Actuarial assumption of discount rates [member] | +0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	(23)
Actuarial assumption of discount rates [member] | -0.25 p.p [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Annual discount rate	€ 24